Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Oct. 30, 2020	Apr. 30, 2020	Nov. 08, 2019	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
American Funds International Vantage Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class A (with sales charge)
Account Value	$ 12,420	$ 12,005	$ 10,411	$ 11,496	$ 9,254	$ 10,271	$ 12,359	$ 11,777	$ 9,784		$ 8,668	$ 9,425
American Funds International Vantage Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class C (with sales charge)
Account Value	$ 12,744	12,366	10,755	11,920	9,626	10,719	12,945	12,380	10,324		9,176	10,000
American Funds International Vantage Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class T (with sales charge)
Account Value	$ 13,011	12,556	10,871	11,991	9,629	10,675	12,832	12,209	10,122		8,961	9,750
American Funds International Vantage Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class F-1
Account Value	$ 13,229	12,781	11,081	12,226	9,836	10,916	13,133	12,507	10,388		9,205	10,000
American Funds International Vantage Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class F-2
Account Value	$ 13,403	12,935	11,197	12,342	9,906	10,982	13,197	12,556	10,410		9,212	10,000
American Funds International Vantage Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class F-3
Account Value	$ 18,728		15,624		13,815		18,379		14,482				$ 13,749	$ 11,559	$ 12,309	$ 9,948	$ 10,069	$ 10,000
American Funds International Vantage Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class 529-A (with sales charge)
Account Value	$ 12,729	12,304	10,657	11,769	9,468	10,516	12,655	12,059	10,010		8,875	9,650
American Funds International Vantage Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class 529-C (with sales charge)
Account Value	$ 12,729	12,351	10,746	11,911	9,617	10,710	12,936	12,379	10,309		9,175	10,000
American Funds International Vantage Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class 529-E
Account Value	$ 13,103	12,679	11,008	12,164	9,795	10,879	13,097	12,494	10,381		9,197	10,000
American Funds International Vantage Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class 529-T (with sales charge)
Account Value	$ 12,990	12,537	10,859	11,978	9,624	10,670	12,826	12,210	10,128		8,967	9,750
American Funds International Vantage Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class 529-F-1
Account Value	$ 13,343	12,877	11,152	12,300	9,885	10,958	13,171	12,531	10,395		9,204	10,000
American Funds International Vantage Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class 529-F-2
Account Value	$ 12,851	12,400	10,741	11,835	9,509	10,545	12,665	12,055		$ 10,000
American Funds International Vantage Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class 529-F-3
Account Value	$ 12,888	12,437	10,767	11,864	9,528	10,550	12,676	12,058		10,000
American Funds International Vantage Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-1
Account Value	$ 12,973	12,578	10,936	12,105	9,765	10,871	13,121	12,546	10,417		9,219	10,000
American Funds International Vantage Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-2
Account Value	$ 12,931	12,532	10,903	12,066	9,735	10,843	13,077	12,496	10,399		9,216	10,000
American Funds International Vantage Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-2E
Account Value	$ 13,079	12,666	10,998	12,164	9,795	10,873	13,085	12,497	10,000		9,210	10,000
American Funds International Vantage Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-3
Account Value	$ 13,109	12,685	11,005	12,165	9,798	10,893	13,121	12,525	10,410		9,212	10,000
American Funds International Vantage Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-4
Account Value	$ 13,269	12,815	11,107	12,261	9,859	10,933	13,148	12,530	10,403		9,212	10,000
American Funds International Vantage Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-5E
Account Value	$ 13,388	12,920	11,187	12,332	9,909	10,985	13,202	12,568	10,417		9,219	10,000
American Funds International Vantage Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-5
Account Value	$ 13,441	12,972	11,222	12,370	9,933	11,003	13,211	12,570	10,418		9,213	10,000
American Funds International Vantage Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds International Vantage Fund — Class R-6
Account Value	$ 13,471	12,994	11,243	12,382	9,941	11,010	13,218	12,569	10,419		9,214	10,000
MSCI EAFE (Europe, Australasia, Far East) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE (Europe, Australasia, Far East) Index
Account Value	$ 13,388	$ 12,916	$ 10,888	$ 11,819	$ 9,517	$ 10,901	$ 12,360	$ 11,868	$ 9,211	$ 10,000	$ 8,484	$ 10,000	$ 12,347	$ 11,119	$ 11,937	$ 9,671	$ 9,993	$ 10,000